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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

Nicholas-Applegate Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: January 31, 2008

Date of reporting period: October 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments October 31, 2007 (unaudited)
Shares
(000)		Value*
COMMON STOCK-59.3%
	Aerospace/Defense-1.6%
87	L-3 Communications Holdings, Inc. (a)	$9,571,572

	Automotive-1.7%
226	Johnson Controls, Inc. (a)	9,876,348

	Beverages-3.4%
162	Coca-Cola Co. (a)	10,023,648
177	Molson Coors Brewing Co. — Class B (a)	10,106,818
		20,130,466
	Chemicals-2.1%
124	Monsanto Co. (a)	12,145,172

	Commercial Services-1.6%
140	McKesson Corp. (a)	9,254,000

	Computers-3.6%
474	EMC Corp. (a) (e)	12,034,860
77	International Business Machines Corp. (a)	8,906,404
		20,941,264
	Electric-1.7%
103	Constellation Energy Group, Inc. (a)	9,716,220

	Healthcare Products-3.8%
158	Baxter International, Inc. (a)	9,505,584
39	Intuitive Surgical, Inc. (a) (e)	12,845,991
		22,351,575
	Insurance-2.9%
171	Cigna Corp. (a)	8,954,794
86	Prudential Financial, Inc. (a)	8,288,904
		17,243,698
	Machinery-5.1%
195	AGCO Corp. (a) (e)	11,643,568
69	Deere & Co. (a)	10,734,570
105	Terex Corp. (a) (e)	7,763,412
		30,141,550
	Metals & Mining-1.9%
93	Freeport-McMoRan Copper & Gold, Inc. (a)	10,944,240

	Miscellaneous Manufacturing-3.2%
217	General Electric Co. (a)	8,927,604
142	Textron, Inc. (a)	9,855,504
		18,783,108
	Oil & Gas-6.6%
87	Diamond Offshore Drilling, Inc. (a)	9,805,718
141	National Oilwell Varco, Inc. (a) (e)	10,356,136
99	Schlumberger Ltd.	9,589,401
127	Valero Energy Corp. (a)	8,958,696
		38,709,951
	Pharmaceuticals-6.8%
311	Bristol-Myers Squibb Co. (a)	9,311,895
219	Gilead Sciences, Inc. (a) (e)	10,110,991
109	Medco Health Solutions, Inc. (a) (e)	10,315,734
175	Merck & Co., Inc. (a)	10,166,370
		39,904,990

	Retail-1.5%
139	Target Corp. (a)	8,504,496

	Semi-conductors-1.6%
355	Intel Corp. (a)	9,536,050

	Software-3.7%
315	Microsoft Corp. (a)	11,584,107
443	Oracle Corp. (a) (e)	9,810,225
		21,394,332

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments October 31, 2007 (unaudited)

Shares
(000)			Value*
	Telecommunications-6.5%
156	Harris Corp. (a)		$9,417,080
293	Juniper Networks, Inc. (a) (e)		10,562,400
206	Qualcomm, Inc. (a)		8,815,199
202	Verizon Communications, Inc. (a)		9,306,140
			38,100,819

	Total Common Stock (cost-$305,928,026)		347,249,851

CONVERTIBLE PREFERRED STOCK-28.4%
		Credit Rating
		(Moody's/S&P)
	Agriculture-0.9%
39	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	5,553,250

	Automotive-0.9%
214	General Motors Corp., 6.25%, 7/15/33, Ser. C	Caa1/B-	5,497,230

	Banking-1.0%
43	Wells Fargo & Co., 8.00%, 6/1/08, Ser. AAPL (Apple, Inc.) (f)	Aa1/AA+	5,695,054

	Commercial Services-0.9%
102	United Rentals, Inc., 6.50%, 8/1/28	Caa1/B-	5,096,888

	Diversified Financial Services-10.9%
61	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (Genworth Financial, Inc.) (d) (f)	Aa2/AA	1,635,165
288	Eksportfinans AS, 13.00%, 11/1/08, Ser. TWX (Time Warner, Inc.) (f)	Aaa/A+	5,224,783
	Goldman Sachs Group, Inc.,
240	12.00%, 12/12/07, Ser. CSCO (Cisco Systems, Inc.) (f)	Aa3/NR	6,890,870
119	20.00%, 3/6/08, Ser. DISH (EchoStar Communications Corp.) (f)	Aa3/NR	4,771,499
128	Lazard Ltd., 6.625%, 5/15/08	Ba1/NR	5,408,422
	Lehman Brothers Holdings, Inc.,
209	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (f)	A1/A+	5,239,620
68	8.50%, 8/25/08, Ser. UTX (United Technologies Corp.) (f)	A1/A+	4,932,900
145	20.00%, 2/24/08, Ser. HPQ (Hewlett-Packard Co.) (f)	A1/A+	6,177,978
	Morgan Stanley,
59	20.00%, 12/15/07, Ser. XOM (Exxon Mobil Corp.) (f)	Aa3/AA-	4,322,966
134	20.00%, 1/31/08, Ser. T (AT&T, Inc.) (f)	Aa3/AA-	4,697,952
11	20.00%, 3/8/08, Ser. GOOG (Google, Inc.) (f)	Aa3/NR	5,227,841
130	20.00%, 3/24/08, Ser. DIS (Walt Disney Co.) (f)	Aa3/NR	3,983,015
120	Svensk Exportkredit AB, 10.00%, 10/20/08, Ser. TEVA (Teva Pharmaceutical Industries Ltd.) (f)	Aa1/AA+	5,280,975
			63,793,986
	Electric-2.9%
102	AES Trust III, 6.75%, 10/15/29	B3/B-	5,087,667
82	Entergy Corp., 7.625%, 2/17/09	NR/BBB	5,935,338
15	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	5,953,447
			16,976,452
	Hand/Machine Tools-0.9%
5	Stanley Works, 7.145%, 5/17/12 (d)	A2/A	5,512,650

	Insurance-3.7%
4	Fortis Insurance NV, 7.75%, 1/26/08 (b) (c)	Aa3/A+	5,648,778
157	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	5,249,232
165	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	5,472,250
197	XL Capital Ltd., 7.00%, 2/15/09	A3/A-	5,023,830
			21,394,090
	Investment Companies-1.0%
81	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO (Companhia Vale do Rio Doce) (f)	NR/NR	5,894,210

	Oil & Gas-0.9%
44	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	5,274,375

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments October 31, 2007 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
	Packaging & Containers-0.9%
112	Owens-Illinois, Inc., 4.75%, 12/31/49	Caa1/B-	$5,273,100

	Pharmaceuticals-0.8%
18	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	4,899,450

	Real Estate-0.9%
199	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	4,972,500

	Telecommunications-1.0%
98	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	5,913,294

	Waste Disposal-0.8%
15	Allied Waste Industries, Inc., 6.25%, 3/1/08, Ser. D	B3/B	4,817,525

	Total Convertible Preferred Stock (cost-$159,836,170)		166,564,054

CONVERTIBLE BONDS & NOTES-5.6%
Principal
Amount
(000)
	Automotive-0.8%
$3,900	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC+	4,689,750

	Commercial Services-0.9%
4,800	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	5,160,000

	Computers-1.0%
4,925	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	5,589,875

	Electric-0.9%
1,540	PG&E Corp., 9.50%, 6/30/10	NR/NR	5,422,725

	Oil & Gas-1.1%
3,775	Devon Energy Corp., 4.95%, 8/15/08	Baa1/BBB	6,450,531

	Telecommunications-0.9%
5,910	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	5,437,200

	Total Convertible Bonds & Notes (cost-$31,509,554)		32,750,081

CORPORATE BONDS & NOTES-3.4%
	Electric-1.6%
9,500	Energy Future Holdings Corp., 10.875%, 11/1/17 (b)(c)	B3/CCC+	9,654,375

	Paper Products-0.2%
1,000	Neenah Paper, Inc., 7.375%, 11/15/14, GDR	B2/B+	970,000

	Pipelines-0.7%
4,340	Dynergy Holdings, Inc., 7.75%, 6/1/19 (b)(c)	B2/B-	4,095,875

	Telecommunications-0.9%
5,000	Millicom International Cellular S.A., 10.00%, 12/1/13, GDR	B1/B+	5,406,250

	Total Corporate Bonds & Notes (cost-$19,813,951)		20,126,500

U.S. GOVERNMENT SECURITIES-0.4%

2,000	U.S. Treasury Notes, 10.375%, 11/15/12 (cost-$2,075,312)		2,004,688

SHORT-TERM INVESTMENT-6.8%
	Time Deposit-6.8%
40,030	Bank of America—London, 4.10%, 11/1/07 (cost-$40,029,830)		40,029,830

	Total Investments, before call options written (cost-$559,192,843)- 103.9%		608,725,004

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments October 31, 2007 (unaudited)

Contracts		Value*
CALL OPTIONS WRITTEN (e)-(1.4)%
1,365	AGCO Corp., strike price $55, expires 11/17/07	$(655,200)
1,108	Baxter International, Inc., strike price $60, expires 11/17/07	(155,120)
2,170	Bristol-Myers Squibb Co., strike price $32.50, expires 12/22/07	(60,760)
1,195	CIGNA Corp., strike price $56.62, expires 1/19/08	(191,200)
1,135	Coca-Cola Co., strike price $62.50, expires 12/22/07	(141,875)
715	Constellation Energy Group, Inc., strike price $95, expires 1/19/08	(357,500)
485	Deere & Co., strike price $155, expires 12/22/07	(426,800)
600	Diamond Offshore Drilling, Inc., strike price $120, expires 11/17/07	(75,000)
3,300	EMC Corp., strike price $25, expires12/22/07	(495,000)
650	Freeport-McMoran Copper & Gold, Inc., strike price $120, expires 11/17/07	(221,000)
1,520	General Electric Co., strike price $ 42.50, expires 12/22/07	(101,840)
1,530	Gilead Sciences, Inc., strike price $47.50, expires 12/22/07	(214,200)
1,090	Harris Corp., strike price $65, expires 11/17/07	(61,040)
2,480	Intel Corp., strike price $27.50, expires 1/19/08	(292,640)
535	International Business Machines Corp., strike price $120, expires 12/22/07	(117,700)
275	Intuitive Surgical, Inc., strike price $340, expires 12/22/07	(500,500)
1,580	Johnson Controls, Inc., strike price $45, expires 12/22/07	(221,200)
2,050	Juniper Networks, Inc., strike price $40, expires 11/17/07	(20,500)
610	L-3 Communications Holdings, Inc., strike price $110, expires 1/19/08	(292,800)
980	McKesson Corp., strike price $62.50, expires 11/17/07	(362,600)
760	Medco Health Solutions, Inc., strike price $95, expires 1/19/08	(364,800)
1,220	Merck & Co., Inc., strike price $55, expires 11/17/07	(402,600)
2,200	Microsoft Corp., strike price $37.50, expires 12/22/07	(236,500)
1,230	Molson Coors Brewing Co., strike price $60, expires 11/17/07	(86,100)
870	Monsanto Co., strike price $95, expires 11/17/07	(400,200)
990	National Oilwell Varco, Inc., strike price $87.50, expires 11/17/07	(7,920)
3,100	Oracle Corp., strike price $22.50, expires 11/17/07	(108,500)
600	Prudential Financial, Inc., strike price $105, expires 12/22/07	(78,000)
1,445	Qualcomm, Inc., strike price $45, expires 12/22/07	(153,170)
695	Schlumberger Ltd., strike price $115, expires 11/17/07	(3,475)
970	Target Corp., strike price $70, expires 1/19/08	(140,650)
730	Terex Corp., strike price $90, expires 12/22/07	(56,210)
995	Textron, Inc., strike price $65, expires 11/17/07	(477,600)
890	Valero Energy Corp., strike price $75, expires 11/17/07	(57,850)
1,415	Verizon Communications, Inc., strike price $45, expires 1/19/08	(382,050)

	Total Call Options Written (premium received-$5,982,180)	(7,920,100)

	Total Investments, net of call options written (cost-$553,210,663) -102.5%	600,804,904

	Liabilities in excess of other assets-(2.5%)	(14,675,706)
	Net Assets-100.0%	$586,129,198

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments October 31, 2007 (unaudited)

(a)	All or partial amount segregated as collateral for call options written.
(b)	144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $19,399,028, representing 3.31% of net assets are restricted.
(d)	Variable rate security. Interest rate disclosed reflects the rate in effect on October 31, 2007.
(e)	Non-income producing.
(f)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:
GDR-Global Depositary Receipt
NR-Not Rated

Item 2. Controls and Procedures

a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas Applegate Equity & Convertible Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 21, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 21, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 21, 2007